Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in estimation of grant date fair value of options
Average Risk-free interest rate (a)	1.79%
Expected dividend yield	0.0%
Average expected volatility (b)	44.38%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	3.01%
Expected dividend yield	0.0%
Average expected volatility (b)	43.93%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	2.91%
Expected dividend yield	0.0%
Average expected volatility (b)	44.02%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	3.91%
Expected dividend yield	0.0%
Average expected volatility (b)	41.78%
Termination rate	7%
Suboptimal factor (c)	2.76

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	4.22%
Expected dividend yield	0.0%
Average expected volatility (b)	42.84%
Post-vesting termination rate	7%
Suboptimal factor (c)	2.76

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Schedule of stock option summary
	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)
33.27	10,148	1.3	10,148	1.3

16.42	395,422	7.5	-	-

Schedule of stock option activity
			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2022	579,521

Granted	198,174	40.82	15.13
Exercised	(66,298)	33.09	13.21
Forfeited	(50,335)	41.67	15.75

Balance at December 31, 2022	661,062

Granted	137,911	35.12	15.84
Exercised	(45,474)	29.91	12.33
Forfeited	(14,256)	40.40	15.90
Expired	(729,095)	37.80	15.05

Balance at December 31, 2023	10,148

Granted	410,714	16.42	7.08
Forfeited	(15,292)	16.42	7.08

Balance at December 31, 2024	405,570
Exercisable at December 31, 2024	10,148

Schedule of restricted share units activity
		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
		US$

Balance at January 1, 2022	86,000

Granted	16,000	43.02
Forfeited	(2,000)	35.33
Vested	(43,000)	35.33

Balance at December 31, 2022	57,000

Granted	86,000	36.24
Forfeited	(8,000)	36.24
Vested	(41,000)	35.33

Balance at December 31, 2023	94,000

Granted	2,969	15.42
Forfeited	(500)	43.02
Vested	(8,000)	36.24

Balance at December 31, 2024	88,469

Schedule of allocation of the stock-based compensation expenses
	Year ended December 31
	2022	2023	2024
	US$ thousands

Cost of sales	638	428	276
Research and development costs	1,454	1,423	1,373
Selling and marketing expenses	774	747	728
General and administrative expenses	711	755	789

	3,577	3,353	3,166